Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Treasury Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	trputfi_SupplementTextBlock
T. Rowe Price U.S. Treasury Money Fund

Supplement to Prospectus Dated October 1, 2015

This supplement updates the prospectus to describe changes the T. Rowe Price U.S. Treasury Money Fund will be making in connection with amendments to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940. The changes are effective immediately unless otherwise noted.

The following is hereby added under “Principal Investment Strategies,” beginning on page 13:

The fund intends to qualify as a “government money market fund” in accordance with amendments to Rule 2a-7 that go into effect on October 14, 2016. Consistent with the requirements for government money market funds, effective October 14, 2016, the fund will also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. Beginning on October 14, 2016, the fund will only be permitted to invest a de minimis amount (i.e., up to 0.5% of its total assets) in nongovernment money market securities, such as municipal money market securities issued by state and local governments, and money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S.

The amendments to Rule 2a-7 do not require government money market funds to impose liquidity fees or temporary redemption gates. The fund has no intention to voluntarily impose liquidity fees and/or redemption gates, although the fund’s Board of Directors reserves the right to impose liquidity fees and redemption gates in the future.

In accordance with the amendments to Rule 2a-7, the following is hereby added under “Principal Risks,” beginning on page 14:

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

U.S. Treasury Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trputfi_SupplementTextBlock
T. Rowe Price U.S. Treasury Money Fund

Supplement to Prospectus Dated October 1, 2015

This supplement updates the prospectus to describe changes the T. Rowe Price U.S. Treasury Money Fund will be making in connection with amendments to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940. The changes are effective immediately unless otherwise noted.

The following is hereby added under “Principal Investment Strategies,” beginning on page 13:

The fund intends to qualify as a “government money market fund” in accordance with amendments to Rule 2a-7 that go into effect on October 14, 2016. Consistent with the requirements for government money market funds, effective October 14, 2016, the fund will also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. Beginning on October 14, 2016, the fund will only be permitted to invest a de minimis amount (i.e., up to 0.5% of its total assets) in nongovernment money market securities, such as municipal money market securities issued by state and local governments, and money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S.

The amendments to Rule 2a-7 do not require government money market funds to impose liquidity fees or temporary redemption gates. The fund has no intention to voluntarily impose liquidity fees and/or redemption gates, although the fund’s Board of Directors reserves the right to impose liquidity fees and redemption gates in the future.

In accordance with the amendments to Rule 2a-7, the following is hereby added under “Principal Risks,” beginning on page 14:

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.